GOODWILL - Disclosure of detailed information about goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in goodwill [abstract]
Balance, beginning of year	$ 7,130	$ 7,130
Additions	0	0
Impairment loss recognised in profit or loss, goodwill	(1,449)	0
Balance, end of year	$ 5,681	$ 7,130